SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Amortized Intangible Assets
	December 31, 2017		December 31, 2016
	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core deposit intangible	$72,998	$(711,607)	$117,442	$(667,163)

Projected Amortization Expense for Core Deposit Intangible	The Company’s projected amortization expense for the core deposit intangible for the years ending December 31:
2018	$32,501
2019	20,572
2020	9,833
2021	5,264
2022	3,356
Thereafter	1,472
Total	$72,998